NOTES PAYABLE QUARTERLY (Tables)	3 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Summary of Series B note discount and accretion
	Beginning balance	2011 discount accretion	6 months 2012 accretion	Net
Face	$5,332,000			$5,332,000
Warrant fair value	(1,675,000)	245,000	424,000	(2,496,000)
Beneficial conversion	(1,490,000)
Net	$2,167,000	245,000	424,000	$2,836,000

Summary of company debt
Note	June 30, 2012 principal balance	June 30, 2012 accrued interest	Interest rate	Security
HCIC seller carry back	$7,362,400	$-	6%	Shares in the HCIC
Orlando purchase	187,500	10,500	7%	188 acres of land
Convertible debt Series A	2,000,000	50,000	6%	F-1 assets
Convertible debt Series B	5,332,000	159,500	6%	F-2 assets
Bridge Loan	3,994,000	-	12%	Unsecured
CWCB	1,114,000	6,000	2.5%	Certain Orlando and Farmland assets
FNB - Dionisio Farm	900,000	2,000	(1)	Dionisio farmland and 146.4 shares of BIDC, well permits
Equipment loans	138,700	700	5 - 8%	Specific equipment
Total	21,028,600	$228,700
Less: Current portion	(10,794,600)
Net long term due before discounts	10,234,000
Less: Discount on Series B	(2,496,500)
Less: Discount on Bridge Loan	(331,700)
Long Term portion	$7,405,800
Notes:
(1) Prime rate + 1%, but not less than 6%.